Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 28, 2016
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 23, 2016 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Removal of Sub-Adviser

In connection with the decision by The Blackstone Group L.P. to terminate the Blackstone Senfina program, effective as of December 23, 2016, Blackstone Senfina Advisors L.L.C. (“Senfina”) will no longer serve as a sub-adviser to the Fund. Therefore, all references to Senfina in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 23, 2016 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Removal of Sub-Adviser

In connection with the decision by The Blackstone Group L.P. to terminate the Blackstone Senfina program, effective as of December 23, 2016, Blackstone Senfina Advisors L.L.C. (“Senfina”) will no longer serve as a sub-adviser to the Fund. Therefore, all references to Senfina in the Fund’s Prospectus and Statement of Additional Information are hereby removed.